Intangible Assets Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Assets — Net	$ 3,268	$ 3,464
Use Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Rights-of-way and easements—at cost	3,920	3,920
Less: accumulated amortization	$ (652)	$ (456)